Maturity of Gross Loans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	₨ 4,113,151.3
Over one year through five years	6,431,804.4
Over five years	1,498,762.2
Total gross loans	12,043,717.9	$ 164,666.7	₨ 10,623,855.6
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	1,877,821.3
Over one year through five years	1,475,971.2
Over five years	861,092.8
Total gross loans	4,214,885.3	57,627.7	3,583,055.2
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	2,235,330.0
Over one year through five years	4,955,833.2
Over five years	637,669.4
Total gross loans	₨ 7,828,832.6	$ 107,039.0	₨ 7,040,800.4